SERIES A CONVERTIBLE PREFERRED STOCK (Details Narrative)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Feb. 14, 2024 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized | shares	20,000,000	20,000,000	20,000,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Series A One Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares	16,667
Preferred stock, par value | $ / shares	$ 0.001
Preferred stock, dividend rate, percentage	12.00%
Preferred stock, convertible, conversion ratio	25.6938
Series A One Convertible Preferred Stock [Member] | Western Acquisition Ventures Corp [Member] | Private Placement [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares				106,816
Preferred stock, par value | $ / shares				$ 0.0001